Accrued liabilities (Tables)	12 Months Ended
Mar. 30, 2024
Accrued Liabilities, Current [Abstract]
Schedule of accrued liabilities
The components of accrued liabilities are as follows:

	As of
	March 30, 2024	March 25, 2023
	(In thousands)
Compensation related accruals	$2,274	$2,371
Interest and bank fees	702	604
Accrued property and equipment additions	902	1,575
Sales return provision	363	75
Professional and other service fees	814	1,160
Other	1,057	1,846

Total accrued liabilities	$6,112	$7,631